              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M SUPPLEMENT DATED JANUARY 9, 2001 TO THE PROSPECTUS DATED MAY 1, 2000


Please review this supplement carefully and keep it with your Prospectus, for reference.

The Portfolio Expense Tables on page 23 of the Lincoln VULcv Prospectus and page 7 of the Lincoln VULdb Prospectus are amended, as follows:

The entries in the Table for the Delaware Devon Series Standard Class and the Delaware High-Yield Series (formerly Delchester) Standard Class are deleted, and replaced with the following:

                                                                          TOTAL
                                                                          ANNUAL                TOTAL FUND
                                                                           FUND                 OPERATING
                                                                        OPERATING                EXPENSES
                                                                         EXPENSES      TOTAL      WITH
                                                                         WITHOUT      WAIVERS    WAIVERS
                                        MANAGEMENT   12(b)1   OTHER     WAIVERS OR      AND        AND
                FUND                     FEES(1)      FEE    EXPENSES   REDUCTIONS  REDUCTIONS  REDUCTIONS
-------------------------------------- -----------  -------  --------  -----------  ----------  ----------
Delaware Devon Series Standard
Class (3a)............................    0.65%      N/A       0.12%        0.77%         N/A       0.77%
Delaware High Yield Series (formerly
 Delchester) Standard Class (3c)......    0.65%      N/A       0.09%        0.74%         N/A       0.74%